Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

The balance of property, plant and equipment, net is as follows ($ in thousands):

	September 30, 2021	December 31, 2020
Property, plant, and equipment, gross
Leasehold improvements	$667	$575
Computer equipment	553	149
Machinery, vehicles, and other equipment	824	60
Furniture and fixtures	211	10
Construction in progress	58	—
Total property, plant, and equipment, gross	2,313	794
Accumulated depreciation	(488)	(219)
Total property, plant, and equipment, net	$1,825	$575

5.    Property, Plant and Equipment

The balance of property, plant and equipment, net is as follows:

	As of December 31,
	2020	2019
Property, plant, and equipment, gross
Leasehold improvements	$575,399	$493,723
Computer equipment	149,372	43,917
Machinery, vehicles, and other equipment	59,890	—
Furniture and fixtures	9,735	9,735
Total property, plant, and equipment, gross	794,396	547,375
Accumulated depreciation	(219,071)	(79,767)
Total property, plant, and equipment, net	$575,325	$467,608

Depreciation expense for property and equipment was $139.3 thousand and $46.1 thousand for the years ended December 31, 2020 and 2019, respectively.